UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

FORM N-Q

DECEMBER 31, 2010

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited)	December 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.3%
Goodyear Tire & Rubber Co.	5,368	$63,611	*
Johnson Controls Inc.	15,028	574,069

Total Auto Components		637,680

Automobiles - 0.6%
Ford Motor Co.	82,910	1,392,059	*
Harley-Davidson Inc.	5,263	182,468

Total Automobiles		1,574,527

Distributors - 0.1%
Genuine Parts Co.	3,497	179,536

Diversified Consumer Services - 0.1%
Apollo Group Inc., Class A Shares	2,830	111,757	*
DeVry Inc.	1,416	67,940
H&R Block Inc.	6,826	81,297

Total Diversified Consumer Services		260,994

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	9,583	441,872
Darden Restaurants Inc.	3,083	143,175
International Game Technology	6,772	119,797
Marriott International Inc., Class A Shares	6,411	266,313
McDonald’s Corp.	23,477	1,802,094
Starbucks Corp.	16,621	534,033
Starwood Hotels & Resorts Worldwide Inc.	4,236	257,464
Wyndham Worldwide Corp.	3,967	118,851
Wynn Resorts Ltd.	1,682	174,659
Yum! Brands Inc.	10,423	511,248

Total Hotels, Restaurants & Leisure		4,369,506

Household Durables - 0.4%
D.R. Horton Inc.	6,228	74,300
Fortune Brands Inc.	3,374	203,284
Harman International Industries Inc.	1,557	72,089	*
Leggett & Platt Inc.	3,303	75,176
Lennar Corp., Class A Shares	3,567	66,881
Newell Rubbermaid Inc.	6,489	117,970
Pulte Homes Inc.	7,607	57,205	*
Stanley Black & Decker Inc.	3,669	245,346
Whirlpool Corp.	1,694	150,478

Total Household Durables		1,062,729

Internet & Catalog Retail - 0.8%
Amazon.com Inc.	7,870	1,416,600	*
Expedia Inc.	4,569	114,636
Netflix Inc.	976	171,483	*
Priceline.com Inc.	1,097	438,307	*

Total Internet & Catalog Retail		2,141,026

Leisure Equipment & Products - 0.1%
Hasbro Inc.	3,027	142,814
Mattel Inc.	8,042	204,508

Total Leisure Equipment & Products		347,322

Media - 3.1%
Cablevision Systems Corp., New York Group, Class A Shares	5,357	181,281
CBS Corp., Class B Shares	15,785	300,704
Comcast Corp., Class A Shares	61,441	1,349,859
DIRECTV, Class A Shares	18,388	734,233	*
Discovery Communications Inc., Class A Shares	6,390	266,463	*
Gannett Co. Inc.	5,283	79,720
Interpublic Group of Cos. Inc.	10,793	114,622	*
McGraw-Hill Cos. Inc.	6,760	246,132
Meredith Corp.	808	27,997
News Corp., Class A Shares	50,892	740,987
Omnicom Group Inc.	6,755	309,379
Scripps Networks Interactive, Class A Shares	2,053	106,243

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Media - cont’d
Time Warner Cable Inc.	7,984	$527,184
Time Warner Inc.	24,763	796,626
Viacom Inc., Class B Shares	13,435	532,160
Walt Disney Co.	42,040	1,576,920
Washington Post Co., Class B Shares	123	54,058

Total Media		7,944,568

Multiline Retail - 0.8%
Big Lots Inc.	1,706	51,965	*
Family Dollar Stores Inc.	2,822	140,282
J.C. Penney Co. Inc.	5,352	172,923
Kohl’s Corp.	6,773	368,045	*
Macy’s Inc.	9,509	240,578
Nordstrom Inc.	3,753	159,052
Sears Holdings Corp.	975	71,906	*
Target Corp.	15,633	940,012

Total Multiline Retail		2,144,763

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A Shares	1,987	114,511
AutoNation Inc.	1,410	39,762	*
AutoZone Inc.	608	165,735	*
Bed Bath & Beyond Inc.	5,785	284,333	*
Best Buy Co. Inc.	7,293	250,077
CarMax Inc.	5,023	160,133	*
GameStop Corp., Class A Shares	3,362	76,922	*
Gap Inc.	9,799	216,950
Home Depot Inc.	36,415	1,276,710
Limited Brands Inc.	5,976	183,642
Lowe’s Cos. Inc.	30,702	770,006
O’Reilly Automotive Inc.	3,085	186,396	*
RadioShack Corp.	2,521	46,613
Ross Stores Inc.	2,655	167,929
Sherwin-Williams Co.	1,997	167,249
Staples Inc.	16,013	364,616
Tiffany & Co.	2,822	175,726
TJX Cos. Inc.	8,735	387,747
Urban Outfitters Inc.	2,862	102,488	*

Total Specialty Retail		5,137,545

Textiles, Apparel & Luxury Goods - 0.6%
Coach Inc.	6,624	366,373
NIKE Inc., Class B Shares	8,585	733,331
Polo Ralph Lauren Corp.	1,448	160,612
V.F. Corp.	1,952	168,223

Total Textiles, Apparel & Luxury Goods		1,428,539

TOTAL CONSUMER DISCRETIONARY		27,228,735

CONSUMER STAPLES - 10.5%
Beverages - 2.5%
Brown-Forman Corp., Class B Shares	2,299	160,057
Coca-Cola Co.	51,625	3,395,376
Coca-Cola Enterprises Inc.	7,504	187,825
Constellation Brands Inc., Class A Shares	3,954	87,581	*
Dr. Pepper Snapple Group Inc.	5,147	180,969
Molson Coors Brewing Co., Class B Shares	3,516	176,468
PepsiCo Inc.	35,304	2,306,410

Total Beverages		6,494,686

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	9,570	691,050
CVS Caremark Corp.	30,002	1,043,170
Kroger Co.	14,273	319,144
Safeway Inc.	8,413	189,208
SUPERVALU Inc.	4,735	45,598
Sysco Corp.	12,964	381,142
Wal-Mart Stores Inc.	43,466	2,344,121
Walgreen Co.	20,554	800,784

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Food & Staples Retailing - cont’d
Whole Foods Market Inc.	3,326	$168,262	*

Total Food & Staples Retailing		5,982,479

Food Products - 1.7%
Archer-Daniels-Midland Co.	14,078	423,466
Campbell Soup Co.	4,263	148,139
ConAgra Foods Inc.	9,791	221,081
Dean Foods Co.	4,066	35,943	*
General Mills Inc.	13,990	497,904
H.J. Heinz Co.	7,102	351,265
Hershey Co.	3,457	162,998
Hormel Foods Corp.	1,539	78,889
J.M. Smucker Co.	2,655	174,301
Kellogg Co.	5,655	288,857
Kraft Foods Inc., Class A Shares	39,001	1,228,922
McCormick & Co. Inc., Non Voting Shares	2,950	137,264
Mead Johnson Nutrition Co., Class A Shares	4,561	283,922
Sara Lee Corp.	14,197	248,589
Tyson Foods Inc., Class A Shares	6,535	112,533

Total Food Products		4,394,073

Household Products - 2.2%
Clorox Co.	3,094	195,788
Colgate-Palmolive Co.	10,691	859,236
Kimberly-Clark Corp.	9,075	572,088
Procter & Gamble Co.	62,581	4,025,836

Total Household Products		5,652,948

Personal Products - 0.2%
Avon Products Inc.	9,574	278,220
Estee Lauder Cos. Inc., Class A Shares	2,553	206,027

Total Personal Products		484,247

Tobacco - 1.6%
Altria Group Inc.	46,321	1,140,423
Lorillard Inc.	3,267	268,090
Philip Morris International Inc.	40,345	2,361,393
Reynolds American Inc.	7,559	246,574

Total Tobacco		4,016,480

TOTAL CONSUMER STAPLES		27,024,913

ENERGY - 11.8%
Energy Equipment & Services - 2.1%
Baker Hughes Inc.	9,664	552,491
Cameron International Corp.	5,394	273,638	*
Diamond Offshore Drilling Inc.	1,552	103,782
FMC Technologies Inc.	2,616	232,589	*
Halliburton Co.	20,092	820,356
Helmerich & Payne Inc.	2,358	114,316
Nabors Industries Ltd.	6,332	148,549	*
National-Oilwell Varco Inc.	9,410	632,822
Rowan Cos. Inc.	2,847	99,389	*
Schlumberger Ltd.	30,380	2,536,730

Total Energy Equipment & Services		5,514,662

Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	10,848	826,184
Apache Corp.	8,456	1,008,209
Cabot Oil & Gas Corp.	2,339	88,531
Chesapeake Energy Corp.	14,372	372,379
Chevron Corp.	44,385	4,050,131
ConocoPhillips	32,366	2,204,125
CONSOL Energy Inc.	5,010	244,187
Denbury Resources Inc.	8,937	170,607	*
Devon Energy Corp.	9,578	751,969
El Paso Corp.	15,576	214,326
EOG Resources Inc.	5,693	520,397
Exxon Mobil Corp.	111,890	8,181,397

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - cont’d
Hess Corp.	6,774	$518,482
Marathon Oil Corp.	15,784	584,481
Massey Energy Co.	2,298	123,288
Murphy Oil Corp.	4,337	323,323
Newfield Exploration Co.	2,989	215,537	*
Noble Energy Inc.	3,936	338,811
Occidental Petroleum Corp.	18,121	1,777,670
Peabody Energy Corp.	5,985	382,920
Pioneer Natural Resources Co.	2,565	222,693
QEP Resources Inc.	3,836	139,285
Range Resources Corp.	3,576	160,848
Southwestern Energy Co.	7,731	289,371	*
Spectra Energy Corp.	14,373	359,181
Sunoco Inc.	2,641	106,459
Tesoro Corp.	3,222	59,736	*
Valero Energy Corp.	12,573	290,688
Williams Cos. Inc.	13,173	325,637

Total Oil, Gas & Consumable Fuels		24,850,852

TOTAL ENERGY		30,365,514

FINANCIALS - 15.9%
Capital Markets - 2.5%
Ameriprise Financial Inc.	5,489	315,892
Bank of New York Mellon Corp.	27,486	830,077
Charles Schwab Corp.	22,011	376,608
E*TRADE Financial Corp.	4,452	71,232	*
Federated Investors Inc., Class B Shares	2,045	53,518
Franklin Resources Inc.	3,175	353,092
Goldman Sachs Group Inc.	11,328	1,904,917
Invesco Ltd.	10,274	247,192
Janus Capital Group Inc.	4,089	53,034
Legg Mason Inc.	3,469	125,821
Morgan Stanley	34,076	927,208
Northern Trust Corp.	5,332	295,446
State Street Corp.	11,127	515,625
T. Rowe Price Group Inc.	5,745	370,782

Total Capital Markets		6,440,444

Commercial Banks - 3.0%
BB&T Corp.	15,345	403,420
Comerica Inc.	3,982	168,200
Fifth Third Bancorp	17,963	263,697
First Horizon National Corp.	5,415	63,793	*
Huntington Bancshares Inc.	16,146	110,923
KeyCorp	20,279	179,469
M&T Bank Corp.	2,657	231,292
Marshall & Ilsley Corp.	13,834	95,731
PNC Financial Services Group Inc.	11,720	711,638
Regions Financial Corp.	28,970	202,790
SunTrust Banks Inc.	11,541	340,575
U.S. Bancorp	42,643	1,150,082
Wells Fargo & Co.	117,234	3,633,082
Zions Bancorporation	4,008	97,114

Total Commercial Banks		7,651,806

Consumer Finance - 0.7%
American Express Co.	23,010	987,589
Capital One Financial Corp.	10,010	426,026
Discover Financial Services	11,766	218,024
SLM Corp.	10,796	135,922	*

Total Consumer Finance		1,767,561

Diversified Financial Services - 4.3%
Bank of America Corp.	225,272	3,005,129
Citigroup Inc.	658,621	3,115,277	*
CME Group Inc.	1,481	476,512
IntercontinentalExchange Inc.	1,655	197,193	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Diversified Financial Services - cont’d
JPMorgan Chase & Co.	86,651	$3,675,735
Leucadia National Corp.	4,400	128,392
Moody’s Corp.	4,471	118,660
Nasdaq OMX Group Inc.	3,118	73,928	*
NYSE Euronext	5,798	173,824
Principal Financial Group Inc.	7,073	230,297

Total Diversified Financial Services		11,194,947

Insurance - 3.8%
ACE Ltd.	7,504	467,124
AFLAC Inc.	10,682	602,785
Allstate Corp.	11,937	380,552
American International Group Inc.	3,116	179,544	*
Aon Corp.	7,428	341,762
Assurant Inc.	2,346	90,368
Berkshire Hathaway Inc., Class B Shares	38,455	3,080,630	*
Chubb Corp.	6,729	401,318
Cincinnati Financial Corp.	3,590	113,767
Genworth Financial Inc., Class A Shares	10,951	143,896	*
Hartford Financial Services Group Inc.	10,004	265,006
Lincoln National Corp.	7,121	198,035
Loews Corp.	7,019	273,109
Marsh & McLennan Cos. Inc.	12,116	331,251
MetLife Inc.	20,254	900,088
Progressive Corp.	14,637	290,837
Prudential Financial Inc.	10,883	638,941
Torchmark Corp.	1,783	106,516
Travelers Cos. Inc.	10,149	565,401
Unum Group	7,108	172,156
XL Group PLC	7,301	159,308

Total Insurance		9,702,394

Real Estate Investment Trusts (REITs) - 1.4%
Apartment Investment and Management Co., Class A Shares	2,600	67,184
AvalonBay Communities Inc.	1,916	215,646
Boston Properties Inc.	3,146	270,871
Equity Residential	6,368	330,818
HCP Inc.	7,286	268,052
Health Care REIT Inc.	3,263	155,449
Host Hotels & Resorts Inc.	15,077	269,426
Kimco Realty Corp.	9,184	165,679
Plum Creek Timber Co. Inc.	3,598	134,745
ProLogis	12,759	184,240
Public Storage Inc.	3,134	317,850
Simon Property Group Inc.	6,544	651,063
Ventas Inc.	3,524	184,939
Vornado Realty Trust	3,600	299,988
Weyerhaeuser Co.	12,030	227,728

Total Real Estate Investment Trusts (REITs)		3,743,678

Real Estate Management & Development - 0.1%
CB Richard Ellis Group Inc., Class A Shares	6,462	132,342	*

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp Inc.	11,787	150,166
People’s United Financial Inc.	8,195	114,812

Total Thrifts & Mortgage Finance		264,978

TOTAL FINANCIALS		40,898,150

HEALTH CARE - 10.7%
Biotechnology - 1.3%
Amgen Inc.	21,359	1,172,609	*
Biogen Idec Inc.	5,341	358,114	*
Celgene Corp.	10,511	621,620	*
Cephalon Inc.	1,723	106,344	*
Genzyme Corp.	5,758	409,970	*
Gilead Sciences Inc.	17,756	643,477	*

Total Biotechnology		3,312,134

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.9%
Baxter International Inc.	12,789	$647,379
Becton, Dickinson & Co.	5,126	433,250
Boston Scientific Corp.	35,397	267,955	*
C.R. Bard Inc.	2,075	190,423
CareFusion Corp.	5,059	130,016	*
DENTSPLY International Inc.	3,179	108,626
Hospira Inc.	3,700	206,053	*
Intuitive Surgical Inc.	889	229,140	*
Medtronic Inc.	24,650	914,269
St. Jude Medical Inc.	7,687	328,619	*
Stryker Corp.	7,599	408,066
Thermo Fisher Scientific Inc.	8,893	492,316	*
Varian Medical Systems Inc.	2,667	184,770	*
Zimmer Holdings Inc.	4,419	237,212	*

Total Health Care Equipment & Supplies		4,778,094

Health Care Providers & Services - 1.9%
Aetna Inc.	8,904	271,661
AmerisourceBergen Corp.	6,213	211,988
Cardinal Health Inc.	7,869	301,461
CIGNA Corp.	6,078	222,819
Coventry Health Care Inc.	3,297	87,041	*
DaVita Inc.	2,177	151,280	*
Express Scripts Inc.	11,793	637,412	*
Humana Inc.	3,748	205,165	*
Laboratory Corporation of America Holdings	2,263	198,963	*
McKesson Corp.	5,652	397,788
Medco Health Solutions Inc.	9,506	582,433	*
Patterson Cos. Inc.	2,149	65,824
Quest Diagnostics Inc.	3,173	171,247
Tenet Healthcare Corp.	10,825	72,419	*
UnitedHealth Group Inc.	24,173	872,887
WellPoint Inc.	8,693	494,284	*

Total Health Care Providers & Services		4,944,672

Health Care Technology - 0.1%
Cerner Corp.	1,638	155,184	*

Life Sciences Tools & Services - 0.2%
Life Technologies Corp.	4,115	228,383	*
PerkinElmer Inc.	2,627	67,829
Waters Corp.	2,026	157,440	*

Total Life Sciences Tools & Services		453,652

Pharmaceuticals - 5.3%
Abbott Laboratories	34,111	1,634,258
Allergan Inc.	6,859	471,008
Bristol-Myers Squibb Co.	37,806	1,001,103
Eli Lilly & Co.	22,456	786,858
Forest Laboratories Inc.	6,198	198,212	*
Johnson & Johnson	60,797	3,760,294
Merck & Co. Inc.	67,490	2,432,340
Mylan Inc.	9,696	204,876	*
Pfizer Inc.	176,290	3,086,838
Watson Pharmaceuticals Inc.	2,777	143,432	*

Total Pharmaceuticals		13,719,219

TOTAL HEALTH CARE		27,362,955

INDUSTRIALS - 10.8%
Aerospace & Defense - 1.9%
Boeing Co.	16,494	1,076,399
General Dynamics Corp.	8,341	591,877
Goodrich Corp.	2,770	243,954
Honeywell International Inc.	17,232	916,053
L-3 Communications Holdings Inc.	2,490	175,520
Lockheed Martin Corp.	6,500	454,415
Northrop Grumman Corp.	6,444	417,442

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Aerospace & Defense - cont’d
Precision Castparts Corp.	3,199	$445,333
Raytheon Co.	8,048	372,944
Rockwell Collins Inc.	3,496	203,677

Total Aerospace & Defense		4,897,614

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide Inc.	3,687	295,660
Expeditors International of Washington Inc.	4,650	253,890
FedEx Corp.	6,883	640,188
Ryder System Inc.	1,162	61,168
United Parcel Service Inc., Class B Shares	21,753	1,578,833

Total Air Freight & Logistics		2,829,739

Airlines - 0.1%
Southwest Airlines Co.	17,002	220,686

Building Products - 0.0%
Masco Corp.	7,951	100,660

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	2,409	101,997
Cintas Corp.	2,816	78,735
Iron Mountain Inc.	4,437	110,970
Pitney Bowes Inc.	4,516	109,197
R.R. Donnelley & Sons Co.	4,590	80,187
Republic Services Inc.	6,923	206,721
Stericycle Inc.	1,900	153,748	*
Waste Management Inc.	10,555	389,163

Total Commercial Services & Supplies		1,230,718

Construction & Engineering - 0.2%
Fluor Corp.	4,025	266,696
Jacobs Engineering Group Inc.	2,852	130,764	*
Quanta Services Inc.	4,706	93,744	*

Total Construction & Engineering		491,204

Electrical Equipment - 0.5%
Emerson Electric Co.	16,673	953,196
Rockwell Automation Inc.	3,155	226,245
Roper Industries Inc.	2,103	160,732

Total Electrical Equipment		1,340,173

Industrial Conglomerates - 3.1%
3M Co.	15,864	1,369,063
General Electric Co.	235,526	4,307,770
Textron Inc.	6,136	145,055
Tyco International Ltd.	10,786	446,972
United Technologies Corp.	20,454	1,610,139

Total Industrial Conglomerates		7,878,999

Machinery - 2.3%
Caterpillar Inc.	13,978	1,309,179
Cummins Inc.	4,394	483,384
Danaher Corp.	11,900	561,323
Deere & Co.	9,359	777,265
Dover Corp.	4,158	243,035
Eaton Corp.	3,705	376,094
Flowserve Corp.	1,242	148,071
Illinois Tool Works Inc.	11,110	593,274
Ingersoll-Rand PLC	7,285	343,051
ITT Industries Inc.	4,138	215,631
PACCAR Inc.	8,021	460,566
Pall Corp.	2,553	126,578
Parker Hannifin Corp.	3,577	308,695
Snap-on Inc.	1,291	73,045

Total Machinery		6,019,191

Professional Services - 0.1%
Dun & Bradstreet Corp.	1,113	91,366
Equifax Inc.	2,752	97,971

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Professional Services - cont’d
Robert Half International Inc.	3,298	$100,919

Total Professional Services		290,256

Road & Rail - 0.8%
CSX Corp.	8,257	533,485
Norfolk Southern Corp.	8,039	505,010
Union Pacific Corp.	10,811	1,001,747

Total Road & Rail		2,040,242

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,310	198,302
W. W. Grainger Inc.	1,286	177,610

Total Trading Companies & Distributors		375,912

TOTAL INDUSTRIALS		27,715,394

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.2%
Cisco Systems Inc.	121,777	2,463,549	*
F5 Networks Inc.	1,847	240,405	*
Harris Corp.	2,842	128,743
JDS Uniphase Corp.	5,024	72,748	*
Juniper Networks Inc.	11,644	429,896	*
Motorola Inc.	52,204	473,490	*
QUALCOMM Inc.	35,826	1,773,029
Tellabs Inc.	8,250	55,935

Total Communications Equipment		5,637,795

Computers & Peripherals - 4.3%
Apple Inc.	20,358	6,566,676	*
Dell Inc.	38,015	515,103	*
EMC Corp.	46,353	1,061,484	*
Hewlett-Packard Co.	50,306	2,117,883
Lexmark International Inc., Class A Shares	1,730	60,239	*
NetApp Inc.	8,027	441,164	*
QLogic Corp.	2,316	39,418	*
SanDisk Corp.	5,226	260,568	*
Western Digital Corp.	5,068	171,805	*

Total Computers & Peripherals		11,234,340

Electronic Equipment, Instruments & Components - 0.6%
Agilent Technologies Inc.	7,881	326,510	*
Amphenol Corp., Class A Shares	3,890	205,314
Corning Inc.	35,131	678,731
FLIR Systems Inc.	3,578	106,446	*
Jabil Circuit Inc.	4,435	89,099
Molex Inc.	3,060	69,523

Total Electronic Equipment, Instruments & Components		1,475,623

Internet Software & Services - 1.9%
Akamai Technologies Inc.	4,053	190,694	*
eBay Inc.	25,064	697,531	*
Google Inc., Class A Shares	5,536	3,288,218	*
Monster Worldwide Inc.	2,991	70,677	*
VeriSign Inc.	3,861	126,139
Yahoo! Inc.	28,966	481,705	*

Total Internet Software & Services		4,854,964

IT Services - 3.0%
Automatic Data Processing Inc.	10,958	507,136
Cognizant Technology Solutions Corp., Class A Shares	6,926	507,607	*
Computer Sciences Corp.	3,437	170,475
Fidelity National Information Services Inc.	5,813	159,218
Fiserv Inc.	3,310	193,834	*
International Business Machines Corp.	27,687	4,063,344
MasterCard Inc., Class A Shares	2,127	476,682
Paychex Inc.	7,205	222,707
SAIC Inc.	6,550	103,883	*
Teradata Corp.	3,728	153,444	*
Total System Services Inc.	3,642	56,014

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
IT Services - cont’d
Visa Inc., Class A Shares	10,911	$767,916
Western Union Co.	14,629	271,660

Total IT Services		7,653,920

Office Electronics - 0.1%
Xerox Corp.	30,698	353,641

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices Inc.	12,647	103,452	*
Altera Corp.	6,954	247,423
Analog Devices Inc.	6,682	251,711
Applied Materials Inc.	30,352	426,446
Broadcom Corp., Class A Shares	10,072	438,636
First Solar Inc.	1,194	155,387	*
Intel Corp.	124,793	2,624,397
KLA-Tencor Corp.	3,731	144,166
Linear Technology Corp.	5,048	174,610
LSI Corp.	13,707	82,105	*
MEMC Electronic Materials Inc.	5,130	57,764	*
Microchip Technology Inc.	4,141	141,664
Micron Technology Inc.	19,158	153,647	*
National Semiconductor Corp.	5,353	73,657
Novellus Systems Inc.	1,997	64,543	*
NVIDIA Corp.	12,993	200,092	*
Teradyne Inc.	4,079	57,269	*
Texas Instruments Inc.	26,205	851,663
Xilinx Inc.	5,660	164,027

Total Semiconductors & Semiconductor Equipment		6,412,659

Software - 4.0%
Adobe Systems Inc.	11,367	349,876	*
Autodesk Inc.	5,127	195,851	*
BMC Software Inc.	3,925	185,025	*
CA Inc.	8,561	209,231
Citrix Systems Inc.	4,213	288,211	*
Compuware Corp.	4,874	56,880	*
Electronic Arts Inc.	7,379	120,868	*
Intuit Inc.	6,234	307,336	*
McAfee Inc.	3,408	157,825	*
Microsoft Corp.	167,597	4,679,308
Novell Inc.	7,816	46,271	*
Oracle Corp.	90,371	2,828,612
Red Hat Inc.	4,220	192,643	*
Salesforce.com Inc.	2,630	347,160	*
Symantec Corp.	17,060	285,584	*

Total Software		10,250,681

TOTAL INFORMATION TECHNOLOGY		47,873,623

MATERIALS - 3.7%
Chemicals - 2.0%
Air Products & Chemicals Inc.	4,786	435,287
Airgas Inc.	1,661	103,746
CF Industries Holdings Inc.	1,621	219,078
Dow Chemical Co.	25,617	874,564
E.I. du Pont de Nemours & Co.	20,383	1,016,704
Eastman Chemical Co.	1,595	134,108
Ecolab Inc.	5,183	261,327
FMC Corp.	1,609	128,543
International Flavors & Fragrances Inc.	1,772	98,506
Monsanto Co.	12,234	851,976
PPG Industries Inc.	3,633	305,426
Praxair Inc.	6,803	649,482
Sigma-Aldrich Corp.	2,685	178,714

Total Chemicals		5,257,461

Construction Materials - 0.1%
Vulcan Materials Co.	2,794	123,942

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Containers & Packaging - 0.2%
Ball Corp.	1,953	$132,902
Bemis Co. Inc.	2,426	79,233
Owens-Illinois Inc.	3,609	110,796	*
Sealed Air Corp.	3,551	90,373

Total Containers & Packaging		413,304

Metals & Mining - 1.3%
AK Steel Holding Corp.	2,586	42,333
Alcoa Inc.	22,766	350,369
Allegheny Technologies Inc.	2,324	128,238
Cliffs Natural Resources Inc.	3,034	236,682
Freeport-McMoRan Copper & Gold Inc.	10,667	1,281,000
Newmont Mining Corp.	10,905	669,894
Nucor Corp.	7,017	307,485
Titanium Metals Corp.	2,110	36,250	*
United States Steel Corp.	3,271	191,092

Total Metals & Mining		3,243,343

Paper & Forest Products - 0.1%
International Paper Co.	9,900	269,676
MeadWestvaco Corp.	3,746	97,995

Total Paper & Forest Products		367,671

TOTAL MATERIALS		9,405,721

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T Inc.	130,455	3,832,768
CenturyLink Inc.	6,705	309,570
Frontier Communications Corp.	21,596	210,129
Qwest Communications International Inc.	38,615	293,860
Verizon Communications Inc.	62,127	2,222,904
Windstream Corp.	10,660	148,600

Total Diversified Telecommunication Services		7,017,831

Wireless Telecommunication Services - 0.3%
American Tower Corp., Class A Shares	8,816	455,258	*
MetroPCS Communications Inc.	5,722	72,269	*
Sprint Nextel Corp.	66,306	280,475	*

Total Wireless Telecommunication Services		808,002

TOTAL TELECOMMUNICATION SERVICES		7,825,833

UTILITIES - 3.3%
Electric Utilities - 1.7%
Allegheny Energy Inc.	3,797	92,039
American Electric Power Co. Inc.	10,583	380,776
Duke Energy Corp.	29,366	523,008
Edison International	7,256	280,082
Entergy Corp.	3,994	282,895
Exelon Corp.	14,695	611,900
FirstEnergy Corp.	6,781	251,033
NextEra Energy Inc.	9,150	475,708
Northeast Utilities	3,904	124,460
Pepco Holdings Inc.	4,942	90,192
Pinnacle West Capital Corp.	2,400	99,480
PPL Corp.	10,836	285,204
Progress Energy Inc.	6,463	281,011
Southern Co.	18,669	713,716

Total Electric Utilities		4,491,504

Gas Utilities - 0.1%
EQT Corp.	3,331	149,362
Nicor Inc.	1,007	50,269
ONEOK Inc.	2,376	131,797

Total Gas Utilities		331,428

Independent Power Producers & Energy Traders - 0.2%
AES Corp.	14,824	180,556	*
Constellation Energy Group Inc.	4,470	136,916

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	SHARES	VALUE
Independent Power Producers & Energy Traders - cont’d
NRG Energy Inc.	5,583	$109,092	*

Total Independent Power Producers & Energy Traders		426,564

Multi-Utilities - 1.3%
Ameren Corp.	5,280	148,843
CenterPoint Energy Inc.	9,364	147,202
CMS Energy Corp.	5,412	100,663
Consolidated Edison Inc.	6,422	318,339
Dominion Resources Inc.	12,912	551,601
DTE Energy Co.	3,735	169,270
Integrys Energy Group Inc.	1,753	85,038
NiSource Inc.	6,120	107,834
PG&E Corp.	8,709	416,639
Public Service Enterprise Group Inc.	11,184	355,763
SCANA Corp.	2,507	101,784
Sempra Energy	5,354	280,978
TECO Energy Inc.	4,794	85,333
Wisconsin Energy Corp.	2,592	152,565
Xcel Energy Inc.	10,201	240,234

Total Multi-Utilities		3,262,086

TOTAL UTILITIES		8,511,582

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $191,342,824)		254,212,420

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Interest in $50,001,000 joint tri-party repurchase agreement dated 12/31/10 with RBS Securities Inc.; Proceeds at maturity - $952,020; (Fully collateralized by U.S. government obligations, 2.750% due 2/15/19; Market value - $971,126) (Cost - $952,000)	0.250%	1/3/11	$952,000	952,000

TOTAL INVESTMENTS - 99.3% (Cost - $192,294,824#)				255,164,420
Other Assets in Excess of Liabilities - 0.7%				1,694,561

TOTAL NET ASSETS - 100.0%				$256,858,981

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$254,212,420	—	—	$254,212,420

Short-term investments†	—	$952,000	—	952,000

Total investments	$254,212,420	$952,000	—	$255,164,420

Futures contracts	4,291	—	—	4,291

Total	$254,216,711	$952,000	—	$255,168,711

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$86,707,325
Gross unrealized depreciation	(23,837,729)

Net unrealized appreciation	$62,869,596

At December 31, 2010, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN
Contracts to Buy:
S&P 500 Index	14	3/11	$4,381,209	$4,385,500	$4,291

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at December 31, 2010.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Equity Contracts	$4,291	—

Notes to Schedule of Investments (unaudited) (continued)

During the period ended December 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,931,475

The Fund’s contracts with derivative counterparties contain several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: February 24, 2011